Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of other expenses

	2022	2021
Change in closure and decommissioning estimates (1)	$4,694	$246
Change in provisions	5,011	1,323
Investment income	(5,371)	(484)
Other income	(2,219)	(1,121)
Total	$2,115	$(36)
(1)Relates to changes in estimates after the completion of mining activities.